SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of segment and geographic area information

	2024		2023		2022
Source of revenue	US$	%	US$	%	US$	%
Real estate agent income	—	0%	41,954	29%	434,371	96%
Rental management income	—	0%	67,891	47%	16,263	4%
Hotel income	48,375	100%	35,018	24%	—	0%
Other income	—	—	—	—	—	—
Total Revenue	48,375	100%	144,863	100%	450,634	100%

Revenue by Geographic Region	US$	%	US$	%	US$	%
PRC	—	0%	41,954	29%	434,371	96%
UK	48,375	100%	102,909	71%	16,263	4%
Total Revenue	48,375	100%	144,863	100%	450,634	100%

Assets by Geographic Region	US$	%	US$	%	US$	%
PRC and Others	15,136	0%	180,919	5%	1,202,347	21%
UK	5,192,865	100%	3,818,323	95%	4,432,728	79%
Total Assets	5,208,001	100%	3,999,242	100%	5,635,075	100%